COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	98.6%
COMMUNICATIONS—TOWERS	11.9%
American Tower Corp.		1,172,647	$239,618,688
Crown Castle, Inc.		1,815,155	242,940,345
SBA Communications Corp., Class A		894,341	233,485,605

			716,044,638

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.0%
Boyd Gaming Corp.		915,332	58,691,088

REAL ESTATE	85.7%
DATA CENTERS	10.9%
Digital Realty Trust, Inc.		4,396,742	432,243,706
Equinix, Inc.		306,254	220,821,384

			653,065,090

HEALTH CARE	9.1%
Healthcare Realty Trust, Inc., Class A		6,963,439	134,603,276
Welltower, Inc.		5,698,047	408,492,989

			543,096,265

HOTEL	1.7%
Host Hotels & Resorts, Inc.		6,199,978	102,237,637

INDUSTRIALS	14.4%
Americold Realty Trust, Inc.		6,305,691	179,396,909
BG LLH, LLC (Lineage Logistics)(a)		409,584	41,888,132
Prologis, Inc.		5,138,926	641,183,797

			862,468,838

NET LEASE	7.9%
Realty Income Corp.		5,909,865	374,212,652
Spirit Realty Capital, Inc.		2,559,080	101,953,747

			476,166,399

OFFICE	1.5%
Highwoods Properties, Inc.		3,861,323	89,544,081

REAL ESTATE SERVICES	1.7%
Jones Lang LaSalle, Inc.(b)		697,629	101,498,043

RESIDENTIAL	22.0%
APARTMENT	11.9%
Apartment Income REIT Corp.		2,709,801	97,037,974
Camden Property Trust		1,875,299	196,606,347

		Shares	Value
Essex Property Trust, Inc.		138,682	$29,003,954
Mid-America Apartment Communities, Inc.		1,378,458	208,202,296
UDR, Inc.		4,532,406	186,100,590

			716,951,161

MANUFACTURED HOME	3.3%
Sun Communities, Inc.		1,383,250	194,872,260

SINGLE FAMILY	6.8%
American Homes 4 Rent, Class A		3,844,803	120,919,054
Invitation Homes, Inc.		9,278,919	289,780,641

			410,699,695

TOTAL RESIDENTIAL			1,322,523,116

SELF STORAGE	7.5%
Extra Space Storage, Inc.		380,342	61,969,122
Public Storage		1,292,128	390,403,554

			452,372,676

SHOPPING CENTERS	7.8%
COMMUNITY CENTER	2.0%
Kimco Realty Corp.		5,499,476	107,404,766
SITE Centers Corp.		1,041,516	12,789,817

			120,194,583

REGIONAL MALL	5.8%
Simon Property Group, Inc.		3,121,492	349,513,459

TOTAL SHOPPING CENTERS			469,708,042

SPECIALIZED REITS	0.6%
Iron Mountain, Inc.		704,155	37,256,841

TIMBER	0.6%
Weyerhaeuser Co.		1,246,382	37,553,490

TOTAL REAL ESTATE			5,147,490,518

TOTAL COMMON STOCK (Identified cost—$5,686,415,823)			5,922,226,244

SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(c)		96,989,996	96,989,996

		Value
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$96,989,996)		$96,989,996

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$5,783,405,819)	100.2%	6,019,216,240
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(12,523,662)

NET ASSETS (Equivalent to $43.27 per share based on 138,820,510 shares of common stock outstanding)	100.0%	$6,006,692,578

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Restricted security. Aggregate holdings equal 0.7% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $27,049,198. Security value is determined based on significant unobservable inputs (Level 3).

(b)	Non-income producing security.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Real Estate—Industrials	$820,580,706	$—	$41,888,132	(a)	$862,468,838
Other Industries	5,059,757,406	—	—		5,059,757,406
Short-Term Investments	—	96,989,996	—		96,989,996

Total Investments in Securities(b)	$5,880,338,112	$96,989,996	$41,888,132		$6,019,216,240

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2022	$38,603,270
Purchases	—
Change in unrealized appreciation (depreciation)	3,284,862

Balance as of March 31, 2023	$41,888,132

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2023 which were valued using significant unobservable inputs (Level 3) amounted to $3,284,862.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2023	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$41,888,132	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple	22.5x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.